Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Schedule of balances with related parties

Balances with related parties at December 31 are as follows:

	2019
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,953	—	—
Villar Mir Energía, S.L.U.	2,247	—	—	2,022
Espacio Information Technology, S.A.U.	—	—	—	2,651
Other related parties	—	2	—	157
Total	2,247	2,955	—	4,830

	2018
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,953	—	7
Grupo Villar Mir, S.A.U.	—	79	—	—
Enérgya VM Generación, S.L	—	(1)	—	—
Villar Mir Energía, S.L.U.	2,288	33	—	8,941
Espacio Information Technology, S.A.U.	—	—	—	1,514
Blue Power Corporation, S.L.	—	—	—	134
Other related parties	—	2	—	461
Total	2,288	3,066	—	11,057

Schedule of transactions with related parties and other related parties

	2019
	Sales and		Other	Finance
	Operating		Operating	Income
	Income	Cost of Sales	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	1	68
Villar Mir Energía, S.L.U.	—	65,406	681	—
Espacio Information Technology, S.A.U.	—	—	3,566	—
Enérgya VM Generación, S.L	1	—	1	—
Enérgya VM Gestión, S.L	—	1	89	—
Aurinka	—	—	3,206	—
Other related parties	143	—	7	—
Total	144	65,407	7,551	68

	2018
	Sales and		Other	Finance
	Operating		Operating	Income
	Income	Cost of Sales	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	6	72
Villar Mir Energía, S.L.U.	—	99,939	803	—
Espacio Information Technology, S.A.U.	—	—	4,226	—
Enérgya VM Generación, S.L	11,874	—	48	—
Enérgya VM Gestión, S.L	—	—	76	—
Other related parties	20	—	119	—
Total	11,894	99,939	5,278	72

	2017
	Sales and		Other	Finance
	Operating		Operating	Income
	Income	Cost of Sales	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	2	70
Villar Mir Energía, S.L.U.	—	94,049	1,697	—
Espacio Information Technology, S.A.U.	—	—	3,807	—
Enérgya VM Generación, S.L	7,420	—	112	—
Enérgya VM Gestión, S.L	—	—	14	—
Other related parties	—	—	1,440	154
Total	7,420	94,049	7,072	224

Discontinued operations
Disclosure of transactions between related parties [line items]
Schedule of balances with related parties

	2018
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Enérgya VM Generación, S.L	—	11,154	—	70
Villar Mir Energía, S.L.U.	—	5	—	—
Other related parties	—	—	—	2
Total	—	11,159	—	72

Schedule of transactions with related parties and other related parties

	2019
	Sales and		Other
	Operating		Operating
	Income	Cost of Sales	Expenses
	US$'000	US$'000	US$'000
Villar Mir Energía, S.L.U.	—	—	373
Enérgya VM Generación, S.L	12,635	—	117
Enérgya VM Gestión, S.L	—	66	—
Total	12,635	66	490

	2018
	Sales and		Other
	Operating		Operating
	Income	Cost of Sales	Expenses
	US$'000	US$'000	US$'000
Villar Mir Energía, S.L.U.	—	—	664
Enérgya VM Generación, S.L	31,898	—	224
Enérgya VM Gestión, S.L	—	42	43
Total	31,898	42	931

	2017
	Sales and		Other
	Operating		Operating
	Income	Cost of Sales	Expenses
	US$'000	US$'000	US$'000
Villar Mir Energía, S.L.U.	—	—	1,665
Enérgya VM Generación, S.L	9,802	—	114
Enérgya VM Gestión, S.L	—	—	8
Total	9,802	—	1,787